Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	$ 54.4	$ 6.4
Other Current Assets [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	41.4	2.1
Other Current Assets [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	13.0	4.3
Other Current Assets [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	23.4	2.1
Other Current Assets [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	11.6	3.6
Other Current Assets [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	1.4	0.7
Other Current Assets [Member] | Interest rate contract [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	18.0	0
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	17.4	4.5
Other Current Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	10.9	2.0
Other Current Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	6.5	2.5
Other Current Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	10.9	2.0
Other Current Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	5.8	2.3
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.7	0.2
Other Current Liabilities [Member] | Interest rate contract [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0	0
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	3.1
Other Noncurrent Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	3.1
Other Noncurrent Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0
Other Noncurrent Liabilities [Member] | Interest rate contract [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	$ 3.1